FINANCIAL RISK MANAGEMENT, Interest Rate Risk (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Financial Assets and Financial Liabilities [Abstract]
Financial assets		$ 20,422,600	$ 9,688,880
Financial liabilities		24,079,114	9,120,862
Trade receivables		3,114,499	3,006,943
Interest Rate Risk [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets	[1]	8,539,685	3,129,127
Financial liabilities	[2]	$ 18,941,643	5,326,559
Decrease in variable rate basis		100
Interest Rate Risk [Member] | Fixed Interest Rate [Member]
Interest Rate Risk [abstract]
Percentage of outstanding financial indebtedness bearing fixed interest rate		100.00%
Financial Assets and Financial Liabilities [Abstract]
Financial assets	[1]	$ 8,525,212	3,097,259
Financial liabilities	[2]	18,941,643	5,326,559
Interest Rate Risk [Member] | Variable Interest Rate [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets	[1]	14,473	31,868
Financial liabilities	[2]	0	0
Trade receivables		$ 14,473	$ 31,868
Interest Rate Risk [Member] | CER [Member]
Financial Assets and Financial Liabilities [Abstract]
Spread on variable interest rate		8.00%	8.00%

[1]	Includes mutual funds, LETES, Lebacs and bank accounts.Trade receivables do no bear interests, except for Ps. 14,473 and Ps. 31,868, which bears CER plus a spread of 8% as of December 31, 2018 and 2017, respectively.
[2]	Includes loans, issuance expenses and financial leasing